Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table summarizes the relationship between the compensation paid to our Chief Executive Officer(s) (referred to in this discussion as our “PEO(s)”) and the other Named Executive Officers (referred to in this discussion as our “Non-PEO NEOs”) and our financial performance for the fiscal years shown in the table below.

Year (1)	Summary Compensation Table Total for PEO (Mr. Sievert) ($)	Summary Compensation Table Total for PEO (Mr. Legere) ($)	Compensation Actually Paid to PEO (Mr. Sievert) ($) (2) (3)	Compensation Actually Paid to PEO (Mr. Legere) ($) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Company Selected Financial Measure (Free Cash Flow) (5) (millions) ($)
							TMUS Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	29,060,048	—	86,602,023	—	10,461,699	21,148,334	179	81	2,590	7,656

2021	22,610,659	—	(15,052,969)	—	9,689,891	3,906,500	148	86	3,024	5,646

2020	54,914,014	137,195,887	143,189,517	159,658,024	15,474,100	36,420,755	172	94	3,064	3,001

(1)
In accordance with applicable SEC rules, since Messrs. Legere and Sievert both served as Chief Executive Officer during 2020, they are each included in the table above and corresponding footnotes as a PEO. Accordingly, the PEOs and Non-PEO NEOs for the applicable years were as follows:

Year	PEO	Non-PEO NEOs

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

2020	G. Michael Sievert & John J. Legere	Peter Osvaldik, J. Braxton Carter, Neville R. Ray, Peter A. Ewens, David A. Miller, David R. Carey

(2)
The Summary Compensation Table totals reported for the PEOs and the average of the Non-PEO NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2020			2021		2022
	Mr. Sievert ($)	Mr. Legere ($)	Average Non-PEO NEOs $	Mr. Sievert ($)	Average Non-PEO NEOs ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	54,914,014	137,195,887	15,474,100	22,610,659	9,689,891	29,060,048	10,461,699

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(44,253,227)	—	(7,023,810)	(13,684,862)	(5,286,642)	(20,175,892)	(6,556,692)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	80,146,748	—	12,221,556	12,335,545	4,887,945	24,882,112	8,086,106

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	43,129,356	—	12,721,575	(32,788,245)	(4,020,927)	50,960,366	8,204,158

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	9,252,626	22,462,137	3,027,334	(3,526,065)	(1,363,767)	1,875,390	953,063

TOTAL ADJUSTMENTS	88,275,503	22,462,137	20,946,655	(37,663,628)	(5,783,391)	57,541,976	10,686,634

Compensation Actually Paid	143,189,517	159,658,024	36,420,755	(15,052,969)	3,906,500	86,602,023	21,148,334

(3)
“Compensation Actually Paid” excludes the Stock Awards column from the relevant fiscal year’s Summary Compensation Table total. The equity values utilized in determining “Compensation Actually Paid” instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For additional information regarding the valuation assumptions used to calculate the fair value of our equity awards, please see the notes to our financial statements in our Annual Report on Form 10-K for the applicable fiscal year.

(4)
TMUS Total Shareholder Return represents cumulative TSR on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends. Peer Group TSR represents the cumulative TSR on a fixed investment of $100 (the “Peer Group TSR”) of the Dow Jones U.S. Telecommunications Index for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends. The values included in the columns titled “Compensation Actually Paid” to our PEO and the Non-PEO NEOs, calculated in accordance with newly adopted SEC disclosure rules, in each of the fiscal years reported above and over the three-year cumulative period shows how the compensation awarded fluctuated year-over-year, primarily based on our stock price as of the last day of the listed fiscal year, among other factors.

(5)
The Company has identified Free Cash Flow as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Non-PEO NEOs in 2022 to the Company’s performance. See Appendix A to this Proxy Statement for a reconciliation of Free Cash Flow, a non-GAAP measure, to the most directly comparable GAAP measure.

Company Selected Measure Name			Free Cash Flow
Named Executive Officers, Footnote [Text Block]	In accordance with applicable SEC rules, since Messrs. Legere and Sievert both served as Chief Executive Officer during 2020, they are each included in the table above and corresponding footnotes as a PEO. Accordingly, the PEOs and Non-PEO NEOs for the applicable years were as follows:

Year	PEO	Non-PEO NEOs

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

2020	G. Michael Sievert & John J. Legere	Peter Osvaldik, J. Braxton Carter, Neville R. Ray, Peter A. Ewens, David A. Miller, David R. Carey

Peer Group Issuers, Footnote [Text Block]			Peer Group TSR represents the cumulative TSR on a fixed investment of $100 (the “Peer Group TSR”) of the Dow Jones U.S. Telecommunications Index for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote [Text Block]	The Summary Compensation Table totals reported for the PEOs and the average of the Non-PEO NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2020			2021		2022
	Mr. Sievert ($)	Mr. Legere ($)	Average Non-PEO NEOs $	Mr. Sievert ($)	Average Non-PEO NEOs ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	54,914,014	137,195,887	15,474,100	22,610,659	9,689,891	29,060,048	10,461,699

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(44,253,227)	—	(7,023,810)	(13,684,862)	(5,286,642)	(20,175,892)	(6,556,692)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	80,146,748	—	12,221,556	12,335,545	4,887,945	24,882,112	8,086,106

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	43,129,356	—	12,721,575	(32,788,245)	(4,020,927)	50,960,366	8,204,158

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	9,252,626	22,462,137	3,027,334	(3,526,065)	(1,363,767)	1,875,390	953,063

TOTAL ADJUSTMENTS	88,275,503	22,462,137	20,946,655	(37,663,628)	(5,783,391)	57,541,976	10,686,634

Compensation Actually Paid	143,189,517	159,658,024	36,420,755	(15,052,969)	3,906,500	86,602,023	21,148,334

Non-PEO NEO Average Total Compensation Amount			$ 10,461,699	$ 9,689,891	$ 15,474,100
Non-PEO NEO Average Compensation Actually Paid Amount			$ 21,148,334	3,906,500	36,420,755
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Summary Compensation Table totals reported for the PEOs and the average of the Non-PEO NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2020			2021		2022
	Mr. Sievert ($)	Mr. Legere ($)	Average Non-PEO NEOs $	Mr. Sievert ($)	Average Non-PEO NEOs ($)	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	54,914,014	137,195,887	15,474,100	22,610,659	9,689,891	29,060,048	10,461,699

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(44,253,227)	—	(7,023,810)	(13,684,862)	(5,286,642)	(20,175,892)	(6,556,692)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	80,146,748	—	12,221,556	12,335,545	4,887,945	24,882,112	8,086,106

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	43,129,356	—	12,721,575	(32,788,245)	(4,020,927)	50,960,366	8,204,158

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	9,252,626	22,462,137	3,027,334	(3,526,065)	(1,363,767)	1,875,390	953,063

TOTAL ADJUSTMENTS	88,275,503	22,462,137	20,946,655	(37,663,628)	(5,783,391)	57,541,976	10,686,634

Compensation Actually Paid	143,189,517	159,658,024	36,420,755	(15,052,969)	3,906,500	86,602,023	21,148,334

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid to Mr. Sievert and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR
. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 40% and 42%, respectively, compared to a 79% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid to Mr. Sievert and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income
. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 40% and 42%, respectively, compared to a 15% decrease in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid to Mr. Sievert and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Free Cash Flow
. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs decreased by 40% and 42%, respectively, compared to a 155% increase in our Free Cash Flow over the same time period.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between the Company’s TSR and the Peer Group TSR
. Peer Group TSR decreased by 19% from 2020 to 2022 as compared to the Company’s TSR, which increased by 79% over the same time period. As the values change considerably from year-to-year based on stock price performance, they further demonstrate the “pay-for-performance” compensation philosophy of our executive compensation program. As the table demonstrates, the compensation of our PEO and the Non-PEO NEOs is higher when our stock price performs well, and lower when the stock price does not perform as well, demonstrating the clear alignment of interests of our PEO and the Non-PEO NEOs and our stockholders.

Tabular List [Table Text Block]
PAY VERSUS PERFORMANCE TABULAR LIST
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	US GAAP Service Revenue;

•	Core Adjusted EBITDA; and

•	Free Cash Flow.

Total Shareholder Return Amount			$ 179	148	172
Peer Group Total Shareholder Return Amount			81	86	94
Net Income (Loss)			$ 2,590,000,000	$ 3,024,000,000	$ 3,064,000,000
Company Selected Measure Amount			7,656,000,000	5,646,000,000	3,001,000,000
Change in Total Shareholder Return Percentage			79.00%
Change in Peer Group Total Shareholder Return Percentage			(19.00%)
Change in Net Income Percentage			(15.00%)
Change in Company Selected Measure Percentage			155.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			US GAAP Service Revenue
Non-GAAP Measure Description [Text Block]			The Company has identified Free Cash Flow as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Non-PEO NEOs in 2022 to the Company’s performance. See Appendix A to this Proxy Statement for a reconciliation of Free Cash Flow, a non-GAAP measure, to the most directly comparable GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Core Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Free Cash Flow.
G. Michael Sievert [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 29,060,048	$ 22,610,659	$ 54,914,014
PEO Actually Paid Compensation Amount			$ 86,602,023	$ (15,052,969)	143,189,517
PEO Name		G. Michael Sievert	G. Michael Sievert	G. Michael Sievert
John J. Legere [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					137,195,887
PEO Actually Paid Compensation Amount					159,658,024
PEO Name	John J. Legere
PEO [Member] | G. Michael Sievert [Member]
Pay vs Performance Disclosure [Table]
Change in Compensation Actually Paid Percentage			(40.00%)
PEO [Member] | G. Michael Sievert [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (20,175,892)	$ (13,684,862)	(44,253,227)
PEO [Member] | G. Michael Sievert [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,882,112	12,335,545	80,146,748
PEO [Member] | G. Michael Sievert [Member] | Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			50,960,366	(32,788,245)	43,129,356
PEO [Member] | G. Michael Sievert [Member] | Increase/Deduction in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year Determined Based on Change In ASC 718 Fair Value From Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,875,390	(3,526,065)	9,252,626
PEO [Member] | G. Michael Sievert [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 57,541,976	(37,663,628)	88,275,503
PEO [Member] | John J. Legere [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John J. Legere [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John J. Legere [Member] | Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John J. Legere [Member] | Increase/Deduction in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year Determined Based on Change In ASC 718 Fair Value From Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					22,462,137
PEO [Member] | John J. Legere [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					22,462,137
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Change in Compensation Actually Paid Percentage			(42.00%)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,556,692)	(5,286,642)	(7,023,810)
Non-PEO NEO [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,086,106	4,887,945	12,221,556
Non-PEO NEO [Member] | Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,204,158	(4,020,927)	12,721,575
Non-PEO NEO [Member] | Increase/Deduction in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year Determined Based on Change In ASC 718 Fair Value From Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			953,063	(1,363,767)	3,027,334
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 10,686,634	$ (5,783,391)	$ 20,946,655